PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012
U.S.
Future Benefit Payments
2013	$ 44.3
2014	45.7
2015	46.9
2016	48.5
2017	50.1
2018 - 2022	285.3
Int'l
Future Benefit Payments
2013	20.6
2014	20.9
2015	22.0
2016	23.0
2017	24.0
2018 - 2022	139.0
U.S. Postretirement Health Benefits
Future Benefit Payments
2013	2.8
2014	2.2
2015	1.6
2016	1.1
2017	0.9
2018 - 2022	$ 2.4